NOTE 25: COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$ 1,874,990		$ 1,554,892
Notes payable	969,891		760,715
Convertible debentures payable	427,320		274,466	$ 1,835,225	$ 468,329
Lease liability		$ 734,896	0
Secured loan payable	761,711		$ 717,460	$ 676,849
Total financial liabilities	4,768,808
Within 1 Year
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	1,874,990
Notes payable	969,891
Convertible debentures payable	427,320
Lease liability	219,800
Secured loan payable	761,711
Total financial liabilities	4,253,712
2 - 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Notes payable	0
Convertible debentures payable	0
Lease liability	515,096
Secured loan payable	0
Total financial liabilities	515,096
Greater Than 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Notes payable	0
Convertible debentures payable	0
Lease liability	0
Secured loan payable	0
Total financial liabilities	$ 0